Quarterly Financial Information - Summary Of Quarterly Financial Information (Details) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Aug. 07, 2020
Unaudited Condensed Balance Sheet
Total assets	$ 484,346,355			$ 484,520,512
Liabilities and Equity [Abstract]
Total current liabilities	2,311,718			211,262
Deferred underwriting commissions	16,905,000			16,905,000
Warrant liabilities	16,634,933			13,292,400
Total liabilities	35,851,651			30,408,662
Class A common stock, $0.0001 par value; shares subject to possible redemption	443,494,700			449,111,840
Stockholders' Equity:
Additional paid-in capital	15,425,863			9,808,779
Accumulated deficit	(10,427,462)			(4,810,316)
Total stockholders' equity	5,000,004			5,000,010
Total Liabilities and Stockholders' Equity	484,346,355			484,520,512
Unaudited Condensed Statement of Operations
Loss from operations			$ (165,691)
Change in fair value of warrant liabilities	3,342,533		(1,243,733)	4,664,000
Offering costs associated with private placement warrants			(9,344)	9,344
Net gain from investments held in Trust Account	47,067		83,554	227,051
Loss before income tax expense			(1,335,214)	(4,788,306)
Income tax expense			2,347	22,010
Net loss	(5,617,146)		$ (1,337,561)	(4,810,316)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities	(216,598)			(599,792)
Net cash used in investing activities	134,093			(483,000,000)
Net cash provided by financing activities				484,520,841
Net increase (decrease) in cash	(82,505)			921,049
Common Class A [Member]
Stockholders' Equity:
Common stock value	$ 395			339
Unaudited Condensed Statement of Operations
Loss from operations				$ 83,000
Weighted average Class A common stock outstanding, basic and diluted	48,300,000		47,612,727	48,042,857
Basic and diluted net income per Class A common stock	$ 0.00			$ 0.00
Common Class B [Member]
Stockholders' Equity:
Common stock value	$ 1,208			$ 1,208
Unaudited Condensed Statement of Operations
Loss from operations				$ 4,900,000
Weighted average Class A common stock outstanding, basic and diluted	12,075,000		12,075,000	11,509,432
Basic and diluted net income per Class A common stock	$ (0.47)		$ (0.11)	$ (0.43)
As Previously Reported
Unaudited Condensed Balance Sheet
Total assets		$ 484,512,579	$ 484,512,579	$ 484,520,512	$ 422,012,234
Liabilities and Equity [Abstract]
Total current liabilities		150,841	150,841	211,262	592,438
Deferred underwriting commissions		16,905,000	16,905,000	16,905,000	14,700,000
Total liabilities		17,055,841	17,055,841	17,116,262	15,292,438
Class A common stock, $0.0001 par value; shares subject to possible redemption		462,456,730	462,456,730	462,404,240	401,719,790
Stockholders' Equity:
Additional paid-in capital		5,083,079	5,083,079	5,135,568	5,050,490
Accumulated deficit		(84,484)	(84,484)	(136,972)	(51,875)
Total stockholders' equity		5,000,008	5,000,008	5,000,010	5,000,006
Total Liabilities and Stockholders' Equity		484,512,579	484,512,579	484,520,512	422,012,234
Unaudited Condensed Statement of Operations
Loss from operations		(142,226)	(165,691)	(342,013)
Net gain from investments held in Trust Account		83,554	83,554	227,051
Loss before income tax expense		(58,672)	(82,137)	(114,962)
Income tax expense		2,347	2,347	22,010
Net loss		(61,019)	(84,484)	(136,972)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities			(548,409)	(599,792)
Net cash used in investing activities			(483,000,000)	(483,000,000)
Net cash provided by financing activities			484,520,841	484,520,841
Net increase (decrease) in cash			972,432	921,049
As Previously Reported | Common Class A [Member]
Stockholders' Equity:
Common stock value		$ 205	$ 205	$ 206	183
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted		47,612,727	47,612,727	48,042,857
As Previously Reported | Common Class B [Member]
Stockholders' Equity:
Common stock value		$ 1,208	$ 1,208	$ 1,208	1,208
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted		12,075,000	12,075,000	11,509,432
Basic and diluted net income per Class A common stock		$ (0.01)	$ (0.01)	$ (0.02)
Restatement Adjustment
Liabilities and Equity [Abstract]
Warrant liabilities		$ 9,872,133	$ 9,872,133	$ 13,292,400	7,696,000
Total liabilities		9,872,133	9,872,133	13,292,400	7,696,000
Class A common stock, $0.0001 par value; shares subject to possible redemption		(9,872,130)	(9,872,130)	(13,292,400)	(7,696,000)
Stockholders' Equity:
Additional paid-in capital		1,252,975	1,252,975	4,673,211	8,257
Accumulated deficit		(1,253,077)	(1,253,077)	(4,673,344)	(8,334)
Total stockholders' equity		(3)	(3)
Unaudited Condensed Statement of Operations
Change in fair value of warrant liabilities		(1,243,733)	(1,243,733)	(4,664,000)
Offering costs associated with private placement warrants		(9,344)	(9,344)	(9,344)
Loss before income tax expense		(1,253,077)	(1,253,077)	(4,673,344)
Net loss		(1,253,077)	(1,253,077)	(4,673,344)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities				0
Restatement Adjustment | Common Class A [Member]
Stockholders' Equity:
Common stock value		$ 99	$ 99	133	77
Restatement Adjustment | Common Class B [Member]
Unaudited Condensed Statement of Operations
Basic and diluted net income per Class A common stock		$ (0.10)	$ (0.10)
Restated
Unaudited Condensed Balance Sheet
Total assets		$ 484,512,579	$ 484,512,579	484,520,512	422,012,234
Liabilities and Equity [Abstract]
Total current liabilities		150,841	150,841	211,262	592,438
Deferred underwriting commissions		16,905,000	16,905,000	16,905,000	14,700,000
Warrant liabilities		9,872,133	9,872,133	13,292,400	7,696,000
Total liabilities		26,927,974	26,927,974	30,408,662	22,988,438
Class A common stock, $0.0001 par value; shares subject to possible redemption		452,584,600	452,584,600	449,111,840	394,023,790
Stockholders' Equity:
Common stock value					1,208
Additional paid-in capital		6,336,054	6,336,054	9,808,779	5,058,747
Accumulated deficit		(1,337,561)	(1,337,561)	(4,810,316)	(60,209)
Total stockholders' equity		5,000,005	5,000,005	5,000,010	5,000,006
Total Liabilities and Stockholders' Equity		484,512,579	484,512,579	484,520,512	422,012,234
Unaudited Condensed Statement of Operations
Loss from operations		(142,226)		(342,013)
Change in fair value of warrant liabilities		(1,243,733)		(4,664,000)
Offering costs associated with private placement warrants		(9,344)		(9,344)
Net gain from investments held in Trust Account		83,554		227,051
Loss before income tax expense		(1,311,749)		(4,788,306)
Income tax expense		2,347		22,010
Net loss		(1,314,096)		(4,810,316)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities			(548,409)	(599,792)
Net cash used in investing activities			(483,000,000)	(483,000,000)
Net cash provided by financing activities			484,520,841	484,520,841
Net increase (decrease) in cash			972,432	921,049
Restated | Common Class A [Member]
Stockholders' Equity:
Common stock value		$ 304	304	$ 339	$ 260
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted		47,612,727		48,042,857
Basic and diluted net income per Class A common stock				$ 0.00
Restated | Common Class B [Member]
Stockholders' Equity:
Common stock value		$ 1,208	$ 1,208	$ 1,208
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted		12,075,000		11,509,432
Basic and diluted net income per Class A common stock		$ (0.11)		$ (0.43)